Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.89%
Agricultural & Farm Machinery–1.05%
AGCO Corp.(b)	853,442	$96,788,857
Application Software–0.20%
Mitek Systems, Inc.(b)(c)	1,821,879	18,255,228
Asset Management & Custody Banks–0.44%
WisdomTree, Inc.(b)	2,515,882	40,757,288
Building Products–0.10%
Janus International Group, Inc.(b)(c)	1,340,343	9,194,753
Cargo Ground Transportation–3.31%
ArcBest Corp.(b)	772,632	69,706,859
Knight-Swift Transportation Holdings, Inc.(b)	480,758	26,489,766
Saia, Inc.(b)(c)	483,145	161,790,766
Werner Enterprises, Inc.(b)	1,366,427	46,800,125
		304,787,516
Casinos & Gaming–0.67%
PENN Entertainment, Inc.(b)(c)	4,771,431	61,265,174
Commodity Chemicals–0.11%
Orion S.A. (Germany)	1,686,854	10,424,758
Communications Equipment–2.53%
Applied Optoelectronics, Inc.(b)(c)	3,105,316	135,422,831
Lumentum Holdings, Inc.(b)(c)	247,989	97,172,010
		232,594,841
Construction & Engineering–0.81%
AECOM	583,506	56,267,484
Concrete Pumping Holdings, Inc.(b)(c)	531,254	3,070,648
Orion Group Holdings, Inc.(b)(c)	1,207,923	14,760,819
		74,098,951
Construction Machinery & Heavy Transportation Equipment– 2.41%
Astec Industries, Inc.(b)	216,222	10,534,336
NFI Group, Inc. (Canada)(c)	1,346,935	16,361,256
Oshkosh Corp.(b)	795,805	114,452,675
Terex Corp.(b)	1,408,331	80,274,867
		221,623,134
Construction Materials–0.43%
James Hardie Industries PLC (Australia)(c)	1,728,072	39,728,375
Copper–1.19%
Capstone Copper Corp. (Canada)(c)	9,857,866	109,246,281
Diversified Banks–0.86%
Fifth Third Bancorp(b)	1,570,961	78,893,661
Diversified Chemicals–0.41%
Huntsman Corp.	3,516,416	38,047,621
Diversified Metals & Mining–3.03%
Hudbay Minerals, Inc. (Canada)(b)	5,723,551	135,533,688
Shares		Value
Diversified Metals & Mining–(continued)
Teck Resources Ltd., Class B (Canada)	2,664,082	$143,221,048
		278,754,736
Electric Utilities–1.72%
NRG Energy, Inc.	1,038,690	158,535,255
Electrical Components & Equipment–4.14%
EnerSys	681,774	122,848,857
Generac Holdings, Inc.(c)	717,075	120,497,283
Regal Rexnord Corp.(b)	850,476	137,351,874
		380,698,014
Electronic Components–3.86%
Coherent Corp.(c)	1,673,005	354,978,201
Electronic Equipment & Instruments–0.68%
Crane NXT Co.(b)	1,241,123	62,701,534
Electronic Manufacturing Services–0.35%
Benchmark Electronics, Inc.(b)	612,492	31,935,333
Environmental & Facilities Services–0.75%
ABM Industries, Inc.(b)	1,502,222	69,162,301
Fertilizers & Agricultural Chemicals–0.38%
Mosaic Co. (The)	1,268,278	34,877,645
Gold–1.94%
Equinox Gold Corp. (Canada)(c)	5,727,302	81,900,419
Royal Gold, Inc.(b)	365,592	96,264,029
		178,164,448
Health Care Equipment–4.40%
Globus Medical, Inc., Class A(b)(c)	1,393,097	126,326,036
Integer Holdings Corp.(b)(c)	1,126,840	97,877,322
Integra LifeSciences Holdings Corp.(b)(c)	3,130,919	34,878,438
LivaNova PLC(b)(c)	899,839	59,128,421
QuidelOrtho Corp.(b)(c)	3,179,348	86,382,885
		404,593,102
Health Care Facilities–0.26%
Concentra Group Holdings Parent, Inc.(b)	1,082,066	24,000,224
Hotels, Resorts & Cruise Lines–2.79%
Expedia Group, Inc.	577,084	152,834,926
Travel + Leisure Co.	1,498,866	104,231,142
		257,066,068
Human Resource & Employment Services–0.41%
ManpowerGroup, Inc.(b)	769,377	27,951,467
TrueBlue, Inc.(b)(c)(d)	1,779,451	9,537,857
		37,489,324
Industrial Machinery & Supplies & Components–3.85%
Columbus McKinnon Corp.	1,383,254	29,158,994
Gates Industrial Corp. PLC(c)	2,538,694	58,440,736
Konecranes OYJ (Finland)	393,558	46,346,226
Middleby Corp. (The)(b)(c)	734,549	108,103,576
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Timken Co. (The)(b)	1,205,630	$112,352,660
		354,402,192
Interactive Media & Services–0.75%
Match Group, Inc.	2,216,781	69,052,728
Investment Banking & Brokerage–0.61%
Lazard, Inc.	1,043,898	56,078,201
Leisure Products–1.16%
Brunswick Corp.(b)	588,054	47,173,692
Polaris, Inc.(b)	938,248	59,897,752
		107,071,444
Life & Health Insurance–1.98%
Globe Life, Inc.	1,296,238	181,758,492
Life Sciences Tools & Services–4.48%
Avantor, Inc.(b)(c)	4,267,650	46,602,738
Charles River Laboratories International, Inc.(c)	902,198	189,894,635
ICON PLC(b)(c)	975,202	175,780,161
		412,277,534
Metal, Glass & Plastic Containers–1.10%
Crown Holdings, Inc.(b)	967,606	101,288,996
Office Services & Supplies–0.29%
MillerKnoll, Inc.(b)	1,339,155	26,890,232
Oil & Gas Drilling–0.29%
Patterson-UTI Energy, Inc.(b)	3,578,225	26,944,034
Oil & Gas Equipment & Services–0.33%
Helix Energy Solutions Group, Inc.(b)(c)	3,862,671	30,669,608
Oil & Gas Exploration & Production–4.91%
Advantage Energy Ltd. (Canada)(c)	5,069,227	40,988,646
Antero Resources Corp.(c)	1,213,110	44,120,811
ARC Resources Ltd. (Canada)	3,634,890	67,457,621
California Resources Corp.(b)	756,018	40,446,963
EQT Corp.	579,290	33,442,412
Expand Energy Corp.	820,144	92,192,387
Northern Oil and Gas, Inc.(b)	624,934	15,623,350
Range Resources Corp.(b)	1,715,608	64,935,763
Whitecap Resources, Inc. (Canada)	5,801,209	52,914,490
		452,122,443
Paper & Plastic Packaging Products & Materials–1.06%
Sealed Air Corp.	2,336,781	97,864,388
Regional Banks–12.26%
Citizens Financial Group, Inc.	1,756,467	110,622,292
East West Bancorp, Inc.	1,365,035	156,214,605
Five Star Bancorp	315,477	12,499,199
Huntington Bancshares, Inc.	7,194,714	125,763,601
Pinnacle Financial Partners, Inc.	1,476,797	140,428,627
Renasant Corp.(b)	1,791,224	67,547,057
SouthState Bank Corp.	1,073,026	109,802,750
Webster Financial Corp.	2,548,019	167,583,209
Western Alliance Bancorporation	2,670,798	238,101,642
		1,128,562,982
Shares		Value
Research & Consulting Services–3.50%
Amentum Holdings, Inc.(b)(c)	3,603,168	$128,921,351
KBR, Inc.	2,568,847	109,972,340
Science Applications International Corp.(b)	815,990	83,035,142
		321,928,833
Semiconductor Materials & Equipment–7.52%
Entegris, Inc.	1,762,867	208,141,707
Ichor Holdings Ltd.(b)(c)(d)	2,728,017	82,768,036
MKS, Inc.(b)	1,327,986	312,621,184
Ultra Clean Holdings, Inc.(b)(c)	2,018,947	88,187,605
		691,718,532
Semiconductors–4.44%
Allegro MicroSystems, Inc. (Japan)(b)(c)	3,937,273	145,324,746
Melexis N.V. (Belgium)	908,038	68,645,649
Penguin Solutions, Inc.(b)(c)	2,433,823	46,753,740
Rambus, Inc.(c)	895,802	101,969,142
Silicon Motion Technology Corp., ADR (Taiwan)(b)	385,119	45,802,203
		408,495,480
Silver–0.61%
Pan American Silver Corp. (Canada)	1,035,845	56,557,137
Specialized Finance–0.51%
Burford Capital Ltd.(b)	4,872,054	47,210,203
Specialty Chemicals–2.33%
Avient Corp.(b)	1,790,770	64,736,336
Element Solutions, Inc.(b)	5,128,744	149,246,450
		213,982,786
Trading Companies & Distributors–2.68%
MSC Industrial Direct Co., Inc., Class A(b)	841,849	71,001,545
WESCO International, Inc.	605,173	175,155,221
		246,156,766
Total Common Stocks & Other Equity Interests (Cost $6,307,717,101)		8,639,695,634

Exchange-Traded Funds–1.21%
Global X Copper Miners ETF (Cost $50,522,902)(b)	1,312,149	111,283,357
Money Market Funds–4.87%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	156,736,327	156,736,327
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	290,709,896	290,709,896
Total Money Market Funds (Cost $447,446,223)		447,446,223
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $6,805,686,226)		9,198,425,214
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.25%
Invesco Private Government Fund, 3.65%(d)(e)(f)	109,482,512	109,482,512
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	281,711,108	$281,795,621
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $391,278,133)		391,278,133
TOTAL INVESTMENTS IN SECURITIES–104.22% (Cost $7,196,964,359)		9,589,703,347
OTHER ASSETS LESS LIABILITIES—(4.22)%		(387,991,411)
NET ASSETS–100.00%		$9,201,711,936
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,578,828	$626,126,101	$(516,968,602)	$-	$-	$156,736,327	$2,084,793
Invesco Treasury Portfolio, Institutional Class	87,988,824	1,162,805,617	(960,084,545)	-	-	290,709,896	3,821,263
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	88,744,817	1,001,940,226	(981,202,531)	-	-	109,482,512	3,581,009*
Invesco Private Prime Fund	239,843,403	2,206,590,068	(2,164,673,311)	9,075	26,386	281,795,621	9,734,276*
Investments in Other Affiliates:
Endava PLC, ADR	57,887,514	1,663,532	(30,754,436)	47,161,557	(75,958,167)	-	-
Ichor Holdings Ltd.***	6,640,482	50,656,911	-	25,470,643	-	82,768,036	-
QuidelOrtho Corp.**	101,722,099	54,957,952	(62,486,669)	35,919,986	(43,730,483)	86,382,885	-
TrueBlue, Inc.	7,467,265	316,484	-	1,754,108	-	9,537,857	-
Total	$637,873,232	$5,105,056,891	$(4,716,170,094)	$110,315,369	$(119,662,264)	$1,017,413,134	$19,221,341

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At January 31, 2026, this security was no longer an affiliate of the Fund.
***	As of April 30, 2025, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/23/2026	Barclays Bank PLC	USD	1,501,287	EUR	1,283,457	$21,493
02/23/2026	Canadian Imperial Bank of Commerce	USD	4,043,796	EUR	3,446,151	44,949
Subtotal—Appreciation						66,442
Currency Risk
02/23/2026	Canadian Imperial Bank of Commerce	EUR	95,127,247	USD	111,043,605	(1,821,747)
02/23/2026	Citibank, N.A.	EUR	1,681,522	USD	1,978,067	(17,003)
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/23/2026	Goldman Sachs International	EUR	2,899,788	USD	3,368,519	$(71,985)
02/23/2026	Merrill Lynch International	EUR	979,164	USD	1,139,056	(22,690)
02/23/2026	Royal Bank of Canada	EUR	1,949,427	USD	2,304,511	(8,420)
Subtotal—Depreciation						(1,941,845)
Total Forward Foreign Currency Contracts						$(1,875,403)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,524,703,759	$114,991,875	$—	$8,639,695,634
Exchange-Traded Funds	111,283,357	—	—	111,283,357
Money Market Funds	447,446,223	391,278,133	—	838,724,356
Total Investments in Securities	9,083,433,339	506,270,008	—	9,589,703,347
Other Investments - Assets*
Forward Foreign Currency Contracts	—	66,442	—	66,442
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,941,845)	—	(1,941,845)
Total Other Investments	—	(1,875,403)	—	(1,875,403)
Total Investments	$9,083,433,339	$504,394,605	$—	$9,587,827,944

*	Unrealized appreciation (depreciation).
Invesco Small Cap Value Fund